NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
NET INCOME (LOSS) PER SHARE
Schedule of computation of basic and diluted net loss per share

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$6,981	$290	$(27,158)
Denominator:
Weighted average shares outstanding-Basic	35,467	35,806	37,003
Potentially dilutive common stock equivalents-stock options and restricted stock	709	596	—

Weighted average shares outstanding-Diluted	36,176	36,402	37,003

Net Income(loss) per share attributable to UTStarcom Holdings Corp.- Basic	$0.20	$0.01	$(0.74)

Net Income(loss) per share attributable to UTStarcom Holdings Corp.-Diluted	$0.19	$0.01	$(0.74)